Income Taxes - Valuation Allowance Activity (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset, Valuation Allowance [Roll Forward]
Valuation allowance, beginning balance	$ (47,507)	$ (54,273)	$ (28,413)
Addition in current year	(7,626)	(9,784)	(26,151)
Reversal in current year	1,540	16,550	291
Valuation allowance, ending balance	$ (53,593)	$ (47,507)	$ (54,273)